Trade and Miscellaneous Receivables and Other Current Assets - Summary of Aging of Financial Instruments Included in Trade and Miscellaneous Receivables and Other Current Assets (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Total	€ 4,959	€ 5,426
IAS 39 financial instruments [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Total	3,654	4,091
Total Current	2,781	3,109
Overdue	873	982
IAS 39 financial instruments [member] | 0-90 days [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Overdue	300	373
IAS 39 financial instruments [member] | 91-180 days [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Overdue	178	162
IAS 39 financial instruments [member] | 181-365 days [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Overdue	188	186
IAS 39 financial instruments [member] | More than 365 days [member]
Disclosure Of Aging Of Trade And Miscellaneous Receivables And Other Current Assets [Line items]
Overdue	€ 207	€ 261